Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangibles
Goodwill and Other Intangibles

Goodwill — NRG's goodwill balance was $1.9 billion as of both December 31, 2011, and 2010. The Company recorded approximately $1.7 billion of goodwill in connection with the acquisition of Texas Genco in 2006. The Company recorded $144 million of goodwill in connection with the 2010 acquisition of Green Mountain Energy and $29 million in connection with the 2011 acquisition of Energy Plus. The Green Mountain Energy and Energy Plus acquisitions are discussed further in Note 3, Business Acquisitions and Dispositions. As of December 31, 2011, there was no impairment to goodwill. As of December 31, 2011, and 2010, NRG had approximately $594 million and $660 million, respectively, of goodwill that is deductible for U.S. income tax purposes in future periods.

Intangible Assets — The Company's intangible assets as of December 31, 2011, primarily reflect intangible assets established with the acquisitions of various companies in 2011, 2010, 2009, and 2006, and are comprised of the following:

•
Emission Allowances — These intangibles primarily consist of SO2 and NOx emission allowances established with the 2006 Texas Genco acquisition and also include RGGI emission credits which NRG began purchasing in 2009. These emission allowances are held-for-use and are amortized to cost of operations, with NOx allowances amortized on a straight-line basis and SO2 allowances and Regional Greenhouse Gas Initiative, or RGGI, credits amortized based on units of production. During the year ended December 31, 2011, the Company recorded an impairment charge of $160 million on the Company's Acid Rain Program SO2 emission allowances in order to comply with the Acid Rain Program as discussed in Note 24, Environmental Matters.

•
Development rights — Arising primarily from the acquisition of solar businesses in 2010 and 2011, these intangibles are amortizable to depreciation and amortization expense on a straight-line basis over the estimated life of the related project portfolio.

•
Energy supply contracts — Established with the acquisitions of Reliant Energy and Green Mountain Energy, these represent the fair value at the acquisition date of in-market contracts for the purchase of energy to serve retail electric customers. The contracts are amortized to cost of operations based on the expected delivery under the respective contracts.

•
In-market fuel (gas and nuclear) contracts — These intangibles were established with the Texas Genco acquisition in 2006 and are amortized to cost of operations over expected volumes over the life of each contract.

•
Customer contracts — Established with the acquisitions of Reliant Energy, Green Mountain Energy, and Northwind Phoenix, these intangibles represent the fair value at the acquisition date of contracts that primarily provide electricity to Reliant Energy's and Green Mountain Energy's C&I customers. These contracts are amortized to revenues based on expected volumes to be delivered for the portfolio.

•
Customer relationships — These intangibles represent the fair value at the acquisition date of acquired businesses' customer base, primarily for Energy Plus, Reliant Energy and Green Mountain Energy. The customer relationships are amortized to depreciation and amortization expense based on the expected discounted future net cash flows by year.

•
Marketing partnerships — Established with the acquisition of Energy Plus, as further discussed in Note 3, Business Acquisitions and Dispositions, these intangibles represent the fair value at the acquisition date of existing agreements with loyalty and affinity partners. The marketing partnerships are amortized to depreciation and amortization expense based on the expected discounted future net cash flows by year.

•
Trade names — Established with the Energy Plus, Reliant Energy and Green Mountain Energy acquisitions, these intangibles are amortized to depreciation and amortization expense, on a straight-line basis.

•
Other — Consists of renewable energy credits, wind intangible assets, costs to extend the operating license for STP Units 1 and 2, the intangible asset related to a purchased ground lease and the value of acquired power purchase agreements.

The following tables summarize the components of NRG's intangible assets subject to amortization:

			Contracts
Year Ended December 31, 2011	Emission Allowances	Development Rights	Energy Supply	Fuel	Customer	Customer Relationships	Marketing Partnerships	Trade Names	Other	Total
	(In millions)
January 1, 2011	$935	$18	$54	$72	$859	$571	$—	$308	$23	$2,840
Purchases	8	6	—	—	—	—	—	—	26	40
Acquisition of businesses	—	—	—	—	—	63	88	10	13	174
Usage	—	—	—	—	—	—	—	—	(19)	(19)
Impairment charge on emission allowances	(160)	—	—	—	—	—	—	—	—	(160)
Other	—	—	—	—	—	—	—	—	(4)	(4)
Adjusted gross amount	783	24	54	72	859	634	88	318	39	2,871
Less accumulated amortization	(335)	—	(25)	(57)	(675)	(317)	—	(42)	(1)	(1,452)
Net carrying amount	$448	$24	$29	$15	$184	$317	$88	$276	$38	$1,419

			Contracts
Year Ended December 31, 2010	Emission Allowances	Development Rights	Energy Supply	Fuel	Customer	Customer Relationships	Trade Names	Other	Total
	(In millions)
January 1, 2010	$919	$—	$54	$71	$790	$399	$178	$14	$2,425
Purchases	19	—	—	—	—	—	—	20	39
Acquisition of businesses	—	18	—	—	69	172	130	4	393
Usage	—	—	—	—	—	—	—	(15)	(15)
Other	(3)	—	—	1	—	—	—	—	(2)
Adjusted gross amount	935	18	54	72	859	571	308	23	2,840
Less accumulated amortization	(269)	—	(21)	(55)	(490)	(208)	(20)	(1)	(1,064)
Net carrying amount	$666	$18	$33	$17	$369	$363	$288	$22	$1,776

The following table presents NRG's amortization of intangible assets for each of the past three years:

	Years Ended December 31,
Amortization	2011	2010	2009
	(In millions)
Emission allowances	$66	$70	$63
Energy supply contracts	4	3	18
Fuel contracts	2	7	15
Customer contracts	185	232	258
Customer relationships	109	91	117
Trade names	22	12	8
Other	—	1	—
Total amortization	$388	$416	$479

The following table presents estimated amortization of NRG's intangible assets for each of the next five years:

			Contracts
Year Ended December 31,	Emission Allowances	Development Rights	Energy Supply	Fuel	Customer	Customer Relationships	Marketing Partnerships	Trade Names	Total
	(In millions)
2012	$50	$1	$5	$2	$119	$98	$3	$23	$301
2013	54	1	6	2	53	68	9	23	216
2014	33	1	6	2	1	48	15	23	129
2015	41	1	6	2	1	36	14	23	124
2016	46	1	6	2	1	26	9	22	113

The following table presents the weighted average remaining amortization period related to NRG's intangible assets purchased in 2011 business acquisitions:

As of December 31, 2011	Marketing Partnerships	Trade Names	Customer Relationships	Other	Total
	(In years)
Weighted average remaining amortization period	18	5	5	18	11

Intangible assets held for sale — From time to time, management may authorize the transfer from the Company's emission bank of emission allowances held-for-use to intangible assets held-for-sale. Emission allowances held-for-sale are included in other non current assets on the Company's consolidated balance sheet and are not amortized, but rather expensed as sold. As of December 31, 2011, the value of emission allowances held-for-sale is $19 million and is managed within the Corporate segment. Once transferred to held-for-sale, these emission allowances are prohibited from moving back to held-for-use.

Out-of-market contracts — Due to business acquisitions and upon the adoption of Fresh Start accounting, NRG acquired certain out-of-market contracts, which are classified as non-current liabilities on NRG's consolidated balance sheet. The power and customer contracts are amortized to revenues, while the energy supply contracts are amortized to cost of operations.

The following table summarizes the estimated amortization related to NRG's out-of-market contracts:

	Contracts
Year Ended December 31,	Customer	Energy Supply	Power	Total
	(In millions)
2012	$2	$6	$21	$29
2013	1	2	19	22
2014	—	—	17	17
2015	—	—	17	17
2016	—	—	17	17